Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Accounts receivable
- Third parties	39,369,013	23,658,209	3,045,716
- Related parties	-	570,149	73,400
Total	39,369,013	24,228,358	3,119,116
Allowance for expected credit losses	(7,698,280)	(491,148)	(63,229)
Accounts receivable, net	31,670,733	23,737,210	3,055,887

Schedule of Allowance for Expected Credit Losses, Net

Allowance for expected credit losses, net consists of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	3,166,472	7,698,280	991,063
Addition	4,917,798	491,301	63,249
Reversal	—	(813,277)	(104,700)
Written-off	(381,804)	(6,874,065)	(884,955)
Exchange alignment	(4,186)	(11,091)	(1,428)
Ending balance	7,698,280	491,148	63,229